Average Annual Total Returns - Morgan C Shares - JPMorgan U.S. Treasury Plus Money Market Fund	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Morgan Past 1 Year	Morgan Past 5 Years	Morgan Past 10 Years
Total	0.21%	0.70%	0.35%	(0.87%)	0.48%	0.29%